Intangible Assets Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018		Dec. 31, 2017
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition cost	$ 190,212	[1]	$ 200,610
Accumulated amortization	(76,522)		(73,790)
Write offs	0		(10,398)
Total Intangible assets net book value	$ 113,690		$ 116,422

[1]	As of both June 30, 2018 and December 31, 2017, intangible assets associated with the favorable lease terms included an amount of $1,150 related to purchase options for the vessels.